Earnings/(Loss) Per Share - Disclosure of Dividends Declared (Details) - ZAR (R) R / shares in Units, R in Millions										12 Months Ended
	Oct. 12, 2026	Sep. 10, 2026	Apr. 28, 2026	Oct. 13, 2025	Sep. 15, 2025	Apr. 14, 2025	Oct. 14, 2024	Sep. 17, 2024	Apr. 15, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Dividend declared	R 4,800		R 3,400	R 986		R 1,400	R 596		R 930	R 4,364	R 2,038	R 1,394
Dividends per share, ordinary shares	R 7.50		R 5.30	R 1.55		R 2.27	R 0.94		R 1.47	R 6.85	R 3.21	R 2.22
Dividends paid, other shares		R 47			R 22			R 15
Tswelopele Beneficiation Operation Proprietary Limited
Disclosure of depositary receipts [line items]
Dividends paid to non-controlling interests										R 99	R 62	R 43